Investment and Divestment	12 Months Ended
Mar. 31, 2017
Investments Schedule [Abstract]
Investment and Divestment

11. INVESTMENTAND DIVESTMENT

On January 16, 2017, a subsidiary of the Group, Quest Masteryasia Group Sdn. Bhd., acquired 2 units of ordinary shares in Castlefield Realty International Holdings Sdn. Bhd.(‘CRI’), representing 100% equity interest in CRI, for cash consideration of RM2. Subsequently, Quest Masteryasia Group Sdn. Bhd. disposed 100% equity interest in CRI on March 29, 2017. Upon completion of the disposal, CRI effectively ceased to be a subsidiary of the Group.